Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure Text Block [Abstract]
Leases

10. Leases

Operating Leases

As a lessee, the Company currently leases office space and vehicles in the United States, Italy, Israel, China, and Thailand. All of the Company leases are classified as operating leases. The Company has no leases classified as finance or sales-type leases. For leases with terms greater than 12 months, the Company records the related asset and obligation at the present value of lease payments over the term. Many of its leases include rental escalation clauses, renewal options and/or termination options that are factored into the Company’s determination of lease payments.

When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of its leases do not provide a readily determinable implicit rate. Therefore, the Company must estimate its incremental borrowing rate to discount the lease payments based on information available at lease commencement. The majority of the Company’s leases have remaining lease terms of one to seven years, some of which include options to extend the leases for up to eight years, and some of which include options to terminate the leases within one year.

The components of lease expense are as follows (in thousands):

(in thousands)	Three Months Ended March 31, 2023 (Unaudited)
Operating lease costs	$194
Variable lease costs	62
Total lease cost	$256

Other information related to leases was as follows:

Supplemental Cash Flows Information (in thousands)	Three Months Ended March 31, 2023 (Unaudited)
Cash paid for amounts included in the measurement of lease liabilities	$174
	March 31, 2023 (Unaudited)	December 31, 2022 (Audited)
Weighted average remaining lease term (years)	3.7	2.7
Weighted average discount rate	5.0%	5.4%

Future maturities of lease liabilities were as follows as of March 31, 2023:

Years Ending December 31 (Unaudited) (in thousands):	Operating Leases (Unaudited)
2023 (Excluding the three months ended March 31, 2023)	$652
2024	866
2025	359
2026	348
2027	340
Thereafter	145
Total future minimum lease payments	$2,710
Less: imputed interest	253
Present value of lease liabilities	$2,457

10. Leases

Operating Leases

As discussed in Recently Adopted Accounting Guidance, effective January 1, 2022 the Company adopted accounting guidance, ASC Topic 842, issued by the FASB related to leases that outlines a comprehensive lease accounting model and supersedes the current lease guidance. The Company adopted this guidance using the modified retrospective approach and elected the optional transition method. As a result, comparative periods in the Company’s financial statements are not adjusted for the impacts of the new standard.

The Company routinely enters into operating leases for office spaces and vehicles. The Company determines if a contract is or contains a lease based on its relevant terms in accordance with ASC Topic 842, including whether it conveys to the Company the right to obtain substantially all the economic benefits of the identified leased asset and to direct its use.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company’s ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of fixed lease payments over the lease term. The Company is also responsible for payment of certain real estate taxes, insurance and other expenses on certain of its leases. These amounts are generally considered to be variable lease costs and are not included in the measurement of the ROU assets and lease liabilities, but are expensed as incurred. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise any such option. Lease costs are recognized on a straight-line basis over the expected lease term.

The elements of the lease costs were as follows (in thousands):

Year Ended December 31, 2022
Operating lease cost	$614
Variable lease cost	277
Total lease cost	$891

Lease term and discount rate information related to leases was as follows:

Year Ended December 31, 2022
Weighted-average remaining lease term (in years)
Operating leases	2.7
Weighted-average discount rate
Operating leases	5.4%

Supplemental cash flow information (in thousands):

Year Ended December 31, 2022
Cash paid for:
Operating cash flows from operating leases	$637
Operating lease right of use assets obtained in exchange for operating lease liabilities(1)	$1,787

____________

(1)      The amount includes approximately $1.5 million of ROU assets obtained in exchange for existing lease obligations due to the adoption of ASC Topic 842 and approximately $0.3 million of additional ROU assets obtained during the year.

Future maturities of lease liabilities were as follows as of December 31, 2022 (in thousands):

Year ending December 31,:	Operating Leases
2023	$636
2024	580
2025	84
2026	62
2027	46
Thereafter	40
Total future minimum payments	1,448
Less imputed interest	(108)
Present value of lease liabilities	$1,340

As previously disclosed in the 2021 consolidated financial statements and under and under ASC Topic 840, Leases, the previous lease accounting guidance, the Company incurred rent expense of $0.5 million for the year ended December 31, 2021 and its maturities of lease liabilities were as follows as of December 31, 2021:

Years Ending December 31 (in thousands):
2022	$431
2023	444
2024	457
2025	117
$1,449